Recent accounting pronouncements issued but not yet effective	6 Months Ended
Jun. 30, 2021
Recent accounting pronouncements issued but not yet effective

3.    Recent accounting pronouncements issued but not yet effective

The recent accounting pronouncements issued but not yet effective included in note 4 to the Company’s annual audited consolidated financial statements as at December 31, 2020 are unchanged.